Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable common stock
Numerator: net income (loss) allocable to redeemable common stock	$ (178,613)
Denominator: weighted average number of redeemable common stock	7,538,014
Basic and diluted net income (loss) per redeemable common stock	$ (0.02)
Non-redeemable common stock
Numerator: net loss allocable to non-redeemable common stock	$ (571,734)	$ (13,782)
Denominator: weighted average number of non-redeemable common stock	2,978,445	2,500,000
Basic and diluted net loss per non-redeemable common stock	$ (0.19)	$ (0.01)